Warrants, Redeemable Convertible Preferred Stock and Stockholders' Equity - Schedule of Issuance of Common Stock Warrants Using Black Scholes Option Pricing Model Using Following Assumption (Details) - $ / shares
	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Issuance of Common Stock Warrants Using Black Scholes Option Pricing Model Using Following Assumption [Line Items]
Share-based compensation arrangement by share-based payment award, fair value assumptions, expected term	5 years 5 months 19 days	6 years 3 days
Share-based compensation arrangement by share-based payment award, fair value assumptions, expected dividend rate	0.00%	0.00%
Share-based compensation arrangement by share-based payment award, fair value assumptions, exercise price	$ 12.6	$ 30.52
Common Warrants [Member]
Issuance of Common Stock Warrants Using Black Scholes Option Pricing Model Using Following Assumption [Line Items]
Share-based compensation arrangement by share-based payment award, fair value assumptions, risk free interest rate, minimum	1.47%
Share-based compensation arrangement by share-based payment award, fair value assumptions, risk free interest rate, maximum	4.80%
Share-based compensation arrangement by share-based payment award, fair value assumptions, expected term	10 years
Share-based compensation arrangement by share-based payment award, fair value assumptions, expected dividend rate	0.00%
Share-based compensation arrangement by share-based payment award, fair value assumptions, expected volatility rate, minimum	35.14%
Share-based compensation arrangement by share-based payment award, fair value assumptions, expected volatility rate, maximum	65.00%
Common Warrants [Member] | Minimum [Member]
Issuance of Common Stock Warrants Using Black Scholes Option Pricing Model Using Following Assumption [Line Items]
Share-based compensation arrangement by share-based payment award, fair value assumptions, exercise price	$ 8.12
Common Warrants [Member] | Maximum [Member]
Issuance of Common Stock Warrants Using Black Scholes Option Pricing Model Using Following Assumption [Line Items]
Share-based compensation arrangement by share-based payment award, fair value assumptions, exercise price	$ 72.52